Schedule of consolidated financial assets and liabilities measured at fair value (Details)	Mar. 31, 2023 USD ($)
Platform Operator, Crypto-Asset [Line Items]
Level III	$ 1,174,229
Total	1,174,229
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Level III
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Level III
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Level III	1,174,229
Total	$ 1,174,229